RELATED PARTY TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
RELATED PARTY TRANSACTIONS [Line Items]
Short-term borrowings		¥ 0	¥ 2,300		$ 0
Loan to/(collection from) A, a member of management team of the Company [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest rate (as a percent)				10.00%
Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest bearing borrowings			¥ 2,000
Noninterest bearing borrowings | $						$ 1,960
Interest rate (as a percent)			24.00%			24.00%
Borrowings from (repayments) to related party	[1]		¥ (3,960)
Repayments of borrowings			3,960
Member Of Manangement Team One [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party	[2]		(1,670)	2,770
Member Of Manangement Team Two [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Borrowings from (repayments) to related party	[3]		¥ (1,350)	500
Member Of Management Team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest rate (as a percent)			10.00%			10.00%
Loan to (collection) from related party	[2]	(24)	¥ 199	10
Member Of Management Team of Century Zhisheng [Member] | Borrowing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount				500
Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of manangement team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[4]		138
Member Of Management Team Of Beijing SIWA Century Zhisheng Education Technology Co., Ltds [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[3]		1,089	3,143
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-term borrowings	[4]			3,430
B a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[2]		¥ 400

[1]	Due to the shortage of working capital, the Company borrowed funds from one management personnel. The borrowing of RMB 2,000 from the management personnel was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to the management personnel in the year ended December 31, 2015.
[2]	The loans were to management for operation purpose.
[3]	The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from a member of management team of Century Zhisheng in 2014 and 2015 were noninterest bearing. The borrowings of RMB 500 from A, a member of management team of the Company in year 2014 were bearing interest at 10% per annum, and fully repaid in 2015.
[4]	The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.